Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Apr. 30, 2020	Dec. 31, 2019	Apr. 30, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net loss/income	$ (1,105,525)	$ (537,623)			$ (1,601,931)		$ (751,332)
Stock based compensation	214,122	12,067			269,895
Amortization of debt discount	18,401
Derivative expense	148,587
Change in fair value of derivative	83,803
Changes in operating assets and liabilities
Prepaid expenses		75,000
Inventory	(91,836)				48,761
Other current assets	3,020				124,979		(100,000)
Customer deposits	27,786				38,419
Accounts payable	106,042	40,001			68,068		20,894
Accrued expenses	27,148	(5,293)			36,225		7,050
Net cash used in operating activities	(568,452)	(415,848)			(811,584)		(753,388)
Cash Flows from Investing Activities
Acquired through acquisitions		24,704			46,327
Net cash provided by investing activities		24,704			46,327
Cash Flows from Financing Activities
Proceeds from issuance of common stock							684,700
Capital to be returned							1,800
Proceeds from exercise of warrants					152,239
Payments under related party obligations	(3,907)				(12,725)
Proceeds from notes payable	419,050
Payments under notes payable	(183,294)				(91,027)
Proceeds from convertible debentures	580,000				450,000
Common stock to be issued		152,239
Net cash provided by financing activities	811,849	152,239			498,487		686,500
Net use of Cash	243,397	(238,905)			(266,770)		(66,888)
Cash, beginning of period	236,668	503,438			503,438		570,326
Cash, end of period	480,065	264,533			236,668		503,438
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Noncash transactions
Common stock issued for services		70,000			204,000		70,000
Fair value of shares exchanged in acquisitions		117,754			$ 1,937,867
Conversion of Notes into common stock	450,000
Conversion of accrued interest into common stock	$ 45,024
FAT SHARK HOLDINGS
Cash Flows from Operating Activities
Net loss/income			$ 307,626	$ 239,676		$ 250,242		$ (452,880)
Adjustments to reconcile net loss to net cash from operations:
Forgiveness of note receivable			(50,000)
Opening Equity				(4,000)
Changes in operating assets and liabilities
Accounts receivable			313,819	175,716		342,603		(722,217)
Inventory			203,125	375,862		448,482		14,782
Other current assets			(271,338)	(5,575)		(145,525)		8,000
Customer deposits			(90,289)	(83,722)		46,816		35,163
Accounts payable			(697,195)	(127,162)		36,234		625,572
Accrued expenses			8,461	391		15,908		20,970
Net cash used in operating activities			(275,791)	571,186		994,760		(470,610)
Cash Flows from Investing Activities
Net cash provided by investing activities
Cash Flows from Financing Activities
Repurchase of common stock				(30,000)		(30,000)
Payments under notes payable				(863,729)		(863,729)
Net cash provided by financing activities				(893,729)		(893,729)
Net use of Cash			(275,791)	(322,543)		101,031		(470,610)
Cash, beginning of period			513,351	412,320		412,320		882,930
Cash, end of period			237,560	89,777		513,351		412,320
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes